Other income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Government grants	¥ 128,550		¥ 79,541	¥ 5,570
Others	954		2,759	749
Total	¥ 129,504	$ 18,652	¥ 82,300	¥ 6,319